Trade and Other Receivables - Disclosure of Impairment of Receivable (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
TradeAndOtherReceivablesLineItems [Line Items]
Gross carrying amount ($)	$ 7,789	$ 9,982	$ 26,499
ECL provision	$ 609
0 - 30 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Expected loss rate (%)
Gross carrying amount ($)	$ 5,577	7,945	14,883
ECL provision
31 - 60 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Expected loss rate (%)
Gross carrying amount ($)	$ 852	$ 335	$ 2,566
ECL provision
61 - 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Expected loss rate (%)
Gross carrying amount ($)	$ 101
ECL provision
> 90 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Expected loss rate (%)	48.40%
Gross carrying amount ($)	$ 1,259
ECL provision	$ 609